Debt Financing - Other (Details)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) tranche $ / shares shares	Dec. 31, 2019 USD ($) tranche	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Financing
Outstanding principal amount of the loans converted into common stock						$ 178,000	$ 178,000
Warrants outstanding (in shares) | shares			1,966,808		1,966,808		3,077,074
Loss on extinguishment				$ (682,000)		(682,000)	$ (682,000)
Interest expense			$ 457,000	257,000	$ 897,000	493,000
Fund I and II warrants
Debt Financing
Opportunities Fund I and II warrants	$ 100,000			100,000		100,000
Estimated fair value of the warrants	178,000			178,000		178,000
Other financing cost	405,000			405,000		405,000
2022 Loan and Security Agreement
Debt Financing
Term loan	$ 20,000,000			$ 20,000,000		$ 20,000,000
Number of tranches | tranche	2
Outstanding principal amount of the loans converted into common stock	$ 5,000,000
Conversion price | $ / shares	$ 12.00			$ 12.00		$ 12.00
Conversion option not exercisable term	6 months
Interest rate			14.70%		14.70%		13.45%	13.45%
Repayment terms of the loan	4 years
Repayment of interest only term	2 years
Repayment of principal	$ 417,000
Percentage of initial commitment amount	4.25%
Initial commitment amount	$ 20,000,000			$ 20,000,000		$ 20,000,000
2022 Loan and Security Agreement | Prime rate
Debt Financing
Interest rate variable (as a percent)	6.45%
Tranche One
Debt Financing
Term loan	$ 10,000,000			10,000,000		10,000,000
Tranche Two
Debt Financing
Term loan	10,000,000			10,000,000		10,000,000
Tranche Three
Debt Financing
Term loan	30,000,000			30,000,000		30,000,000
2019 Loan and Security Agreement
Debt Financing
Term loan									$ 10,000,000
Number of tranches | tranche		2
Estimated fair value of the warrants	$ 544,000			$ 544,000		$ 544,000			544,000
Warrants outstanding (in shares) | shares	0			0		0
Loss on extinguishment	$ 682,000
Percentage of amount drawn	2.00%						2.00%
Share price | $ / shares	$ 1.33			$ 1.33		$ 1.33	$ 1.33
Warrants Issued	$ 150,000								$ 150,000
Interest rate stated (as a percent)							6.25%
Percentage of original aggregate principal amount	8.25%						8.25%
Interest expense							$ 711,000
2019 Loan and Security Agreement | Maximum
Debt Financing
Term loan		$ 20,000,000
Interest rate variable (as a percent)							1.00%
Interest rate stated (as a percent)	6.25%			6.25%		6.25%
2019 Loan and Security Agreement | Prime rate | Maximum
Debt Financing
Interest rate variable (as a percent)	1.00%